Income Tax (Tables) - LIVE OAK ACQUISITION CORP. I I [Member]	5 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Line Items]
Schedule of income tax provision

Deferred tax asset
Net operating loss carryforward	$12,330
Organizational costs/startup expenses	12,520

Total deferred tax asset	24,850
Valuation allowance	(24,850)

Deferred tax asset, net	$—

Schedule of income tax provision

Federal
Current	$—
Deferred	(24,850)
State
Current	$—
Deferred	—
Change in valuation allowance	24,850

Income tax provision	$—

Schedule of federal income tax rate to the Company's effective tax rate

Statutory federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(17.0)%
Transaction costs allocated to derivative warrant liabilities	(3.3)%
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	(0.7)%

Income tax provision	0.0%